Note I - Other Borrowed Funds - Other Borrowed Funds (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other borrowed funds	$ 39,713	$ 35,949
Federal Home Loan Bank Advances [Member]
Other borrowed funds	33,434	28,625
Promissory Notes [Member]
Other borrowed funds	$ 6,279	$ 7,324